Financial Risk and Fair Value Disclosures - Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial assets at fair value through profit or loss	$ 14,021,473			$ 12,084,297
Financial assets at fair value through other comprehensive income	14,723,232	$ 492,251		11,585,477
Financial assets measured at amortized cost
Cash and cash equivalents (excludes cash on hand)	95,486,403			83,655,648
Receivables	26,459,392			24,583,451
Refundable deposits	2,600,733	86,951		2,757,399
Other financial assets	2,353,066			2,320,037
Total	155,644,299			136,986,309
Short-term loans	12,015,206	$ 401,712		13,103,808
Payables	27,433,065			23,559,548
Guarantee deposits (current portion included)	296,694			665,793
Bonds payable (current portion included)	38,781,416			41,378,182
Long-term loans (current portion included)	33,902,074			30,826,215
Lease liabilities	6,031,025		$ 6,006,457	0
Other financial liabilities	20,093,441			20,523,099
Total	$ 138,552,921			$ 130,056,645